Schedule II Valuation and Qualifying Accounts (Parenthetical) (Detail) (CBF [Member])	1 Months Ended
Oct. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Discount to receivables	2.50%
Predecessor [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Discount to receivables	2.50%